Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Final dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	(18,676)	(15,274)
Share buyback program	24,364	19,452
Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	(21,365)	(17,314)	(22,947)
Share buyback program	29,833	21,532	24,029